Subsequent Events - Additional Information (Detail) - Subsequent Event - USD ($)	Mar. 16, 2017	Mar. 24, 2017
Longitude
Subsequent Event [Line Items]
Commitment to purchase equity securities under equity commitment letter	$ 20,000,000
Amount of additional equity commitments to be secured for equity commitment letter	$ 20,000,000
Merger Agreement | Molecular Templates Inc
Subsequent Event [Line Items]
Molecular Templates equity holders ownership interest	65.60%
Termination fee	$ 800,000
Merger Agreement | Minimum | Molecular Templates Inc
Subsequent Event [Line Items]
Amount of qualified financing contingent for repayment of promissory note	10,000,000
Merger Agreement | Notes | Molecular Templates Inc
Subsequent Event [Line Items]
Aggregate principal amount	$ 4,000,000
Principal amount		$ 2,000,000